Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
Investments in associates and joint ventures	Investments in associates and joint ventures
Set out below are the associates and joint ventures of the Group as of December 31, 2024 and 2023.

Entity	2023	Acquisitions (iv)	Disposals	Equity in earnings	Dividends received	Other changes in equity (v)	Goodwill (i) (vi)	2024

Equity-accounted method
Associates (ii.a)	1,657,956	86,482	—	47,286	(46,812)	(49,146)	276,735	1,972,501
Measured at fair value
Associates (iii)	1,450,704	—	(33,126)	(91,212)	—	219,912	—	1,546,278
Total	3,108,660	86,482	(33,126)	(43,926)	(46,812)	170,766	276,735	3,518,779

Entity	2022	Acquisitions (iv)	Disposals	Equity in earnings	Dividends received	Other changes in equity (v)	Goodwill (i) (vi)	2023

Equity-accounted method
Associates (ii.a)	748,306	297,072	(11,034)	73,507	—	12,434	537,671	1,657,956
Measured at fair value
Associates (iii)	1,523,425	20,444	(44,923)	(52,403)	—	4,161	—	1,450,704
Total	2,271,731	317,516	(55,957)	21,104	—	16,595	537,671	3,108,660

(i)Refers to acquisitions of associates and joint ventures. The goodwill recognized includes the amount of expected synergies arising from the investments and includes an element of contingent consideration. (Note 5(ii)(b)(ii)).
(ii)As of December 31, 2024 and December 31, 2023, includes the interests in the total and voting capital of the following companies: (a) Associates Wealth High Governance Holding de Participações S.A. (49.9% of the total and voting capital on December 31 2024, and 2023); Primo Rico Mídia, Educacional e Participações Ltda. (21.83% of the total and voting capital on December 31, 2023); NK112 Empreendimentos e Participações S.A. (49.9% of the total and voting capital on December 31, 2024 and 2023); Ável Participações Ltda. (35% of the total and voting capital on December 31, 2024 and December 31, 2023); Monte Bravo Holding JV S.A. (45% of the total and voting capital on December 31, 2024 and December 31, 2023); and Blue3 S.A. (42% of the total and voting capital on December 31, 2024 and December 31, 2023); FMX Capital S.A. (36.01% of the total and voting capital on December 31, 2024); SVN S.A (22% of the total and voting capital on December 31, 2024) and Manchester Financial Group Participações S.A. (16% of the total and voting capital on December 31, 2024).
(iii)As mentioned in Note 2 (c)(iii), the Group values the investments held through some proprietary investment funds at fair value. The fair value of investments is presented in the statement of income as ‘Net income/(loss) from financial instruments at fair value through profit or loss’. Contingent consideration amounts related to the investments at fair value held through proprietary investment funds are presented in Note 20.
(iv)Includes the minority stake acquisitions disclosed in the Note 5(ii)(b)(ii).
(v)Includes loss or acquisition of significant influence in associates (non-cash transaction), reclassified from investments in associates and joint ventures to financial assets at fair value through profit or loss (or vice versa) and other comprehensive income balances.
(vi)During the year ended December 31, 2024, includes the remeasurement of a contingent consideration element, in the total amount of R$50,000, against ‘other financial liabilities’, related to minority stake acquisitions occurred in 2023 (Note 5(ii)(b)(ii)).